Intangible assets	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Intangible assets
12.	Intangible assets

12.1.	By class of assets

		Software
	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2017	2,678	68	306	220	3,272

Addition	935	16	61	—	1,012
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(81)	—	(2)	—	(83)
Transfers	(1,656)	2	—	—	(1,654)
Amortization	(20)	(29)	(101)	—	(150)
Impairment recognition	(33)	—	—	—	(33)
Cumulative translation adjustment	(22)	—	(4)	(2)	(28)

Balance at December 31, 2017	1,801	57	264	218	2,340

Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	—	(1,605)

Balance at December 31, 2017	1,801	57	264	218	2,340

Addition	2	14	24	—	40
Capitalized borrowing costs	—	—	2	—	2
Write-offs	(12)	—	—	—	(12)
Transfers	(1)	6	(3)	14	16
Amortization	(7)	(13)	(40)	—	(60)
Cumulative translation adjustment	(249)	(9)	(36)	(28)	(322)

Balance at June 30, 2018	1,534	55	211	204	2,004

Cost	1,750	472	1,076	204	3,502
Accumulated amortization	(216)	(417)	(865)	—	(1,498)

Balance at June 30, 2018	1,534	55	211	204	2,004

Estimated useful life in years	( *)	5	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

On March 29, 2018, the Company acquired seven blocks in the fifteenth round of bids under the concession regime. The Company will be the operator in two blocks located in Campos basin, which were acquired in partnership with Exxon and Equinor. Another two blocks within Campos basin were acquired in partnership with Exxon and Qatar Petroleum and will be operated by Exxon. The other three blocks are located in Potiguar basin, of which two were acquired in partnership with Shell and will be operated by the Company, and one was totally acquired by Company.

The total amount of the signature bonus to be paid by the Company up to September 2018 is US$ 571.